Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain Plan investments, such as shares of CCTs managed by State Street Global Advisors, a division of State Street, and shares of State Street common stock and bonds, qualify as party-in-interest transactions as State Street was the Trustee through September 30, 2025 as defined by the Plan.  As of December 31, 2025 and December 31, 2024, the total market value of investments in these interests allocated to the Plan and managed by State Street was $11,420,918,577 and $9,755,937,102, respectively.
Certain Plan investments managed by The Northern Trust qualify as party-in-interest transactions as The Northern Trust became the Trustee effective October 1, 2025. As of December 31, 2025, the total market value of investments in these interests allocated to the Plan and managed by The Northern Trust was $229,381,535.
The Plan also invests in shares of the Company.  The Company is the Plan sponsor and, therefore, these transactions qualify as party-in-interest transactions. As of December 31, 2025 and December 31, 2024, the fair value of investments in Johnson & Johnson common stock was $3,443,417,665 and $2,693,242,930, respectively. During the year ended December 31, 2025, the Plan made purchases of $71,012,118 and sales of $406,545,745 of the Company’s common stock. The total dividend income received during 2025 was $90,383,792. The total realized and unrealized gains during 2025 were $205,166,824 and $883,091,812, respectively.